CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities:
Net loss	$ 5,933,688	$ 5,302,691
Net cash used in operating activities	1,146,282	(1,201,109)
Cash flows provided by financing activities
Cash received from Share Issuances	5,582,099	0
Cash flows used in financing activities
Increase in cash and cash equivalents	11,154,826	(503,142)
Cash and cash equivalents at the beginning of year	123,649	626,791
Cash and cash equivalents at the end of year	11,278,475	123,649
Supplemental Cash Flows Information:
Income tax paid	54,215	108,825
Interest paid	1,233,066	939,914
Parent Company [Member]
Cash Flows from Operating Activities:
Net loss	(45)	0
Net cash used in operating activities	(45)	0
Cash flows provided by financing activities
Cash received from Share Issuances	5,582,099	0
Net cash provided by financing activities	5,582,099	0
Cash flows used in financing activities
Cash invested to ZK Pipe	(5,581,999)
Net cash used in financing activities	(5,581,999)	0
Increase in cash and cash equivalents	55	0
Cash and cash equivalents at the beginning of year	0	0
Cash and cash equivalents at the end of year	55	0
Supplemental Cash Flows Information:
Income tax paid	0	0
Interest paid	0	0
Non-cash investing and financing activities:
Shares issued to founders	$ 0	$ 0